INVESTMENTS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Investments	$ 6,941,083	$ 5,691,084
Common stock value received	1,250,000
Impairment charges	$ 0
[custom:InvestmentCompanyFeePaidSharesIndirectly]	2,857,143
Investment Company, Fee Paid Indirectly	$ 600,000
Subscription Receivagbles [Member]
Offsetting Assets [Line Items]
Investments	$ 5,700,000